BETH LOWSON
                                                                         Counsel
                                                                  (212) 314-3939
[EQUITABLE LOGO]                                             Fax: (212) 707-7927

                                                                  LAW DEPARTMENT


                                                      May 5, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: The Equitable Life Assuarance Society of the United States Separate Account FP
          Form S-6 Registration Statement
          File No. 333-17663
          CIK No. 0000771726



                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933



Ladies and Gentlemen:

     This certification applies to the following documents:

     The Incentive Life Prospectus (core version--wholesale channel) dated May 1, 2000, consisting of 123 pages;

     The Incentive Life Prospectus (Merrill Lynch/First Union version-- wholesale channel) dated May 1, 2000, consisting of 135 pages;

     Supplement (in-force; retail channel) dated May 1, 2000, relating to Incentive Life Plus Prospectuses, consisting of 113 pages;

     Supplement (in-force; retail channel) dated May 1, 2000, relating to Incentive Life Prospectuses, consisting of 113 pages;

     Supplement (in-force; wholesale channel) dated May 1, 2000, relating to Incentive Life and Incentive Life Plus Prospectuses, consisting of
     85 pages;

     Supplement (wholesale channel) dated May 1, 2000, to Incentive Life Plus Prospectus dated October 18, 1999, consisting of 85 pages;

     Supplement (Incentive Life COLI--retail channel) dated May 1, 2000, consisting of 2 pages;

     Supplement (Accounting Benefit Rider) dated May 1, 2000, consisting of 1 page;

     Supplement (for use in New York; wholesale channel) dated May 1, 2000, to the Incentive Life Prospectus (retail channel) dated May 1, 2000, consisting of 2 pages; and

     Supplement (Incentive Life COLI--wholesale channel) dated May 1, 2000, consisting of 2 pages.

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The forms of prospectuses and supplements that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement filed with the Securities and Exchange Commission; and

     (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

                                        Very truly yours,



                                  By:   /s/ Beth Lowson
                                        ----------------
                                        Beth Lowson




           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104